Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

17. Shareholders' Equity

Shareholders' equity

The Company is authorized to issue an unlimited number of common, special and preferred shares, issuable in series.

Common Shares

On March 29, 2011, in connection with the secondary offering by TC Carting III, L.L.C., an affiliate of Thayer | Hidden Creek Partners, L.L.C., the Company agreed to purchase 1,000 of its common shares from the underwriters in a secondary offering, at the same public offering price of $23.50 per share for a total cost of $23,500. The common shares were cancelled and no longer remain outstanding.

Effective August 19, 2011, the Company received approval to commence a normal course issuer bid (“NCIB”) to purchase up to 4,000 of the Company's common shares. On December 23, 2011, the Company received approval to increase the number of common shares repurchased under the NCIB to 7,500. Daily purchases were limited to a maximum of 47.833 shares on the TSX. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased will be cancelled.

Effective August 21, 2012, the Company received approval to renew its NCIB for an additional 12 months which allows the Company to purchase up to 7,500 common shares in the open market. Daily purchases are limited to a maximum of 57.806 shares on the TSX.

For the year ended December 31, 2012, 3,155 common shares (2011 - 2,622) were purchased and cancelled at a total cost of $65,633 (2011 - $55,826). As of February 19, 2013, no additional common shares have been purchased and settled.

For the year ended December 31, 2012, 28 stock options (2011 – 141) were exercised for total consideration of $403 (2011 - $2,385).

At December 31, 2012, 691 (2011 – 729) common shares were held by the U.S. LTIP plan rabbi trust.

Special Shares

The Company is authorized to issue an unlimited number of special shares. Special shareholders are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up. At December 31, 2012 and 2011, no special shares are issued.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. At December 31, 2012 and 2011, no preferred shares are issued. Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up.

Details of common and restricted shares for the year ended December 31, 2012 are as follows:

		December 31
	2012	2011

Common shares
Common shares issued and outstanding, beginning of the year	118,041	121,430
Common shares issued on exercise of options, during the year	28	141
Common shares issued on exercise of warrants, during the year	-	67
Repurchase of common shares, during the year	(3,155)	(3,622)
Restricted common shares purchased, during the year	(50)	(185)
Restricted common shares forfeited, during the year	23	-
Restricted common shares vested, during the year	107	210
Common shares issued and outstanding, end of year	114,994	118,041

Restricted common shares
Restricted common shares issued and outstanding, beginning of year	252	277
Restricted common shares purchased, during the year	50	185
Restricted common shares forfeited, during the year	(23)	-
Restricted common shares vested, during the year	(107)	(210)
Restricted common shares issued and outstanding, end of year	172	252

Accumulated other comprehensive loss

Accumulated other comprehensive loss, is comprised of accumulated foreign currency translation adjustments, including accumulated exchange gains or losses on intangibles, goodwill and capital and landfill assets, partially offset by accumulated exchange losses or gains on long-term debt, landfill closure and post-closure costs, and deferred income tax liabilities. Accumulated other comprehensive loss also includes gains or losses recognized on the effective portion of derivatives designated as cash flow hedges, net of income tax and settlements.

	Foreign currency translation adjustment	Derivatives designated as cash flow hedges, net of income tax and settlements	Accumulated other comprehen- sive loss
December 31,2012
Balance, beginning of year	$(59,994)	$(1,757)	$(61,751)
Change, during the year	11,702	1,933	13,635
Balance, end of year	$(48,292)	$176	$(48,116)

December 31,2011
Balance, beginning of year	$(47,474)	$2,832	$(44,642)
Change, during the year	(12,520)	(4,589)	(17,109)
Balance, end of year	$(59,994)	$(1,757)	$(61,751)

Net income per share

The following table presents net income and reconciles the weighted average number of shares outstanding at December 31, 2012 and 2011 for the purpose of computing basic and diluted net income per share.

	December 31
	2012	2011

Net income (loss)	$94,357	$(196,136)
Net income (loss)	$94,357	$(196,136)

Weighted average number of shares, basic	116,178	120,683
Dilutive effect of share based options	-	-
Weighted average number of shares, diluted	116,178	120,683

Net income (loss) per weighted average share, basic	$0.81	$(1.63)
Net income (loss) per weighted average share, diluted	$0.81	$(1.63)
Issued and outstanding share based options	2,687	2,505

Share based options are anti-dilutive to the calculation of net income (loss) per share and have been excluded from the calculation.

Warrants

				December 31
	2012		2011
	Number of common shares issuable	Weighted average exercise price	Number of common shares issuable	Weighted average exercise price

Outstanding, beginning of year	-	$-	194	$13.89
Exercised, during the year	-	-	(194)	(13.89)
Expired, during the year	-	-	-	-
Outstanding, end of year	-	$-	-	$-

As of December 31, 2011, all warrants were exercised. The warrants were exercised in a cashless conversion and resulted in the Company issuing 67 of its' common shares.